Premises and Equipment	12 Months Ended
Dec. 31, 2018
Premises and Equipment [Abstract]
Premises and Equipment

NOTE 5 - PREMISES AND EQUIPMENT

Components of premises and equipment at December 31 are as follows:

	2018	2017
	(In Thousands)
Land and improvements	$2,832	$2,771
Buildings and improvements	17,788	17,613
Furniture and equipment	7,171	6,636
	27,791	27,020
Accumulated depreciation	(13,945)	(13,156)

	$13,846	$13,864

Depreciation expense totaled $895,000 and $922,000 for the years ended December 31, 2018 and 2017, respectively.

Certain facilities are leased under various operating leases. Rental expense for these leases was $470,000 and $405,000, respectively, for the years ended December 31, 2018 and 2017. Future minimum rental commitments under noncancellable leases as of December 31, 2018 were as follows (in thousands):

2019	$454
2020	452
2021	452
2022	452
2023	452
Thereafter	4,202
$6,464